Segment and Geographic Information - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 Segment Customer	Dec. 31, 2019 Segment	Dec. 31, 2018 Segment
Segment Reporting [Abstract]
Number of reportable segments | Segment	2	2	3
Number of customer for more than minimum threshold percentage of revenue | Customer	1